Supplemental disclosures of cash flows information	12 Months Ended
Mar. 31, 2014
Supplemental disclosures of cash flows information
Supplemental disclosures of cash flows information

13. Supplemental disclosures of cash flows information

        Supplemental disclosures of cash flows information consisted of the following:

	Years ended March 31,
	2012	2013	2014
Supplemental disclosure of cash flow information
Cash paid for income tax	$2,790	$3,337	$3,375
Cash paid for interest	2,227	1,382	1,326
Acquisition of Horizon	—	$5,682	—